Related Party Transactions (Details Narrative) - Eos SENOLYTIXS Inc [Member] - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 06, 2026	Apr. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other expenses					$ 235,000	$ 77,000
Business acquisition description	Pursuant to the Agreement, the Company, its affiliates or any sublicensees will pay SENOTHERAPEUTIX milestone payments upon the achievement of certain development, regulatory and commercial milestones of a product developed by the Company. The Agreement provides that the Company will pay up to $40 million in development and regulatory milestones and up to $75 million in commercial milestones.
Expense piad			$ 325,126	$ 78,675
Subsequent Event [Member]
Related Party Transaction [Line Items]
Business acquisition description	Pursuant to the Agreement, the Company, its affiliates or any sublicensees will pay SENOTHERAPEUTIX milestone payments upon the achievement of certain development, regulatory and commercial milestones of a product developed by the Company. The Agreement provides that the Company will pay up to $40 million in development and regulatory milestones and up to $75 million in commercial milestones
License payments		$ 83,042